SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	May 15, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2025	Jan. 01, 2025
SignificantAccountingPoliciesLineItems [Line Items]
Cash equivalents						$ 0	$ 0
Uninsured cash balance	$ 541,775			$ 541,775		$ 0	75,000
Useful life	20 years			20 years		20 years
Accumulated costs description						the accumulated costs were analyzed and categorized according to the specific generation of product to which they applied. It was determined that $630,657 was accumulated for the original mock-up unit in 2020, and the first 21 “Gen 1” units, and $196,403 was accumulated for “Gen 2.0/2.1”. These projects were fully complete in 2023 and are considered obsolete. The form and functionality of these early units have been superseded by the Company’s current “Gen 3” production Arrive Point units. As a result of this analysis, the Company decided to write-off the accumulated cost of the prototype, Gen 1 and Gen 2 units as of December 31, 2023. Total impairment losses recognized on CIP amounted to $827,060 in 2023.
Impairment of intangible assets							997,863
Impairment losses							$ 1,824,923
Dividend yield						0.00%
Warrants outstanding						910,189	652,857
Weighted average exercise price						$ 2.52	$ 2.38
Options outstanding	609,318			609,318		614,704	569,331
Share price	$ 3.64			$ 3.64		$ 12.71
Weighted average exercise price	$ 0.80			$ 0.80		$ 0.80	$ 0.80
Offering costs	$ 0			$ 7,626,439		$ 229,994	$ 126,512
Accumulated offering costs						577,634	347,640
Deferred offering costs	6,312,586			6,312,586		427,898
Research and development	179,854	$ 7,940		564,585	$ 548,879	395,386	214,493
Marketing expense	107,530	28,414		164,793	281,160	189,076	207,234
Impairment loss of long-lived assets				10,541	0
Revenue	7,450			$ 98,175
Repurchase of common stock, shares				19,700
Repurchase of common stock, value	74,743			$ 74,743
Gross proceeds				9,037,007
Debt instrument face amount	8,650,000			8,650,000				$ 8,650,000
Crowdfunding offering				387,007
Deferred offering costs	869,868			1,741,750
Crowdfunding offering costs	1,471			91,543
Share price			$ 13.00
Income tax benefit
Unrecognized tax benefits	0			0					$ 0
Accrual for uncertain tax positions	$ 0			$ 0
Reverse Split [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Share price						$ 12.00	$ 11.08
Treasury Stock, Common [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Repurchase of common stock, shares	19,700			19,700
Repurchase of common stock, value	$ 74,743			$ 74,743
Minimum [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Share price						10.30	10.30
Maximum [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Share price						$ 11.94	$ 11.94
Investor [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Cash investments						$ 250,000
Gen Three [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Construction in progress impairment						$ 38,000